Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (138)
Unrealized Losses, 12 months or more	(207)
Unrealized Losses, Total	(345)
Fair value, Less than 12 months	12,789
Fair value, 12 months or more	20,004
Fair value, Total	$ 32,793